As filed with the Securities and Exchange Commission on March 4, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-233-4339

Date of fiscal year end:  December 31

Date of reporting period: December 31, 2025

*This Form N-CSR pertains to Transamerica Stock Index. The remaining series of the Registrant have fiscal year ends of October 31.

Item 1:	Report(s) to Shareholders.

(a)

Annual Shareholder Report

Transamerica Stock Index

Class R

TSTRX

December 31, 2025

Fund Overview

Transamerica Stock Index (the "Fund") seeks to match the performance of the S&P 500® Index. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$69	0.64%

The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Class R shares at NAV returned 17.12%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%.

  The Fund invests in securities through the S&P 500 Index Master Portfolio, a master portfolio that is not part of the Transamerica Funds complex, and is advised by BlackRock Fund Advisors.

  The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index. The Fund takes positions in securities that, in combination, are intended to have similar return characteristics to the Index.

  The Index is designed to provide a broad measure of large-capitalization U.S. stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization U.S. equities.

  On an asset weighted basis, the communication services, information technology, and industrials sectors contributed the most to Fund performance during the fiscal year ended December 31, 2025, while real estate, consumer staples, and consumer discretionary sectors contributed the least.

  At the stock level, Nvidia Corp, Alphabet Inc. Class A, and Alphabet Inc. Class C contributed the most to Fund performance during the fiscal year, while UnitedHealth Group, Inc., Fiserv Inc. and Salesforce Inc., detracted the most from Fund performance on an asset weighted basis.

  The primary drivers of tracking difference between the returns of the Fund and the returns of the Index during the fiscal year were Fund fees and expenses, slight mismatches in security weightings relative to the Index, cash and futures drag, and transaction costs.

  The views expressed reflect the opinions of BlackRock Fund Advisors as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Stock Index

Class R

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R	S&P 500® Index
4/21/2017	$10,000	$10,000
5/31/2017	$10,150	$10,122
6/30/2017	$10,290	$10,264
7/31/2017	$10,351	$10,328
8/31/2017	$10,551	$10,541
9/30/2017	$10,581	$10,573
10/31/2017	$11,040	$11,043
11/30/2017	$11,372	$11,382
12/31/2017	$11,493	$11,508
1/31/2018	$12,147	$12,167
2/28/2018	$11,698	$11,719
3/31/2018	$11,392	$11,421
4/30/2018	$11,433	$11,465
5/31/2018	$11,699	$11,741
6/30/2018	$11,769	$11,813
7/31/2018	$12,202	$12,253
8/31/2018	$12,582	$12,652
9/30/2018	$12,655	$12,724
10/31/2018	$11,777	$11,854
11/30/2018	$12,004	$12,096
12/31/2018	$10,923	$11,004
1/31/2019	$11,785	$11,885
2/28/2019	$12,158	$12,267
3/31/2019	$12,394	$12,505
4/30/2019	$12,886	$13,012
5/31/2019	$12,063	$12,185
6/30/2019	$12,905	$13,044
7/31/2019	$13,088	$13,231
8/31/2019	$12,873	$13,021
9/30/2019	$13,107	$13,265
10/31/2019	$13,386	$13,552
11/30/2019	$13,859	$14,044
12/31/2019	$14,267	$14,468
1/31/2020	$14,256	$14,462
2/29/2020	$13,077	$13,272
3/31/2020	$11,462	$11,633
4/30/2020	$12,927	$13,124
5/31/2020	$13,536	$13,749
6/30/2020	$13,795	$14,022
7/31/2020	$14,575	$14,813
8/31/2020	$15,604	$15,878
9/30/2020	$15,003	$15,275
10/31/2020	$14,595	$14,868
11/30/2020	$16,183	$16,496
12/31/2020	$16,807	$17,130
1/31/2021	$16,619	$16,957
2/28/2021	$17,077	$17,425
3/31/2021	$17,815	$18,188
4/30/2021	$18,758	$19,159
5/31/2021	$18,876	$19,292
6/30/2021	$19,298	$19,743
7/31/2021	$19,747	$20,212
8/31/2021	$20,339	$20,826
9/30/2021	$19,388	$19,858
10/31/2021	$20,739	$21,249
11/30/2021	$20,573	$21,102
12/31/2021	$21,485	$22,047
1/31/2022	$20,375	$20,907
2/28/2022	$19,751	$20,281
3/31/2022	$20,477	$21,034
4/30/2022	$18,677	$19,199
5/31/2022	$18,702	$19,235
6/30/2022	$17,144	$17,647
7/31/2022	$18,723	$19,274
8/31/2022	$17,946	$18,488
9/30/2022	$16,282	$16,785
10/31/2022	$17,589	$18,144
11/30/2022	$18,569	$19,158
12/31/2022	$17,494	$18,054
1/31/2023	$18,582	$19,189
2/28/2023	$18,118	$18,721
3/31/2023	$18,772	$19,408
4/30/2023	$19,051	$19,711
5/31/2023	$19,131	$19,797
6/30/2023	$20,381	$21,105
7/31/2023	$21,022	$21,783
8/31/2023	$20,675	$21,436
9/30/2023	$19,688	$20,414
10/31/2023	$19,260	$19,985
11/30/2023	$21,011	$21,810
12/31/2023	$21,946	$22,801
1/31/2024	$22,305	$23,184
2/29/2024	$23,479	$24,422
3/31/2024	$24,222	$25,207
4/30/2024	$23,226	$24,178
5/31/2024	$24,360	$25,377
6/30/2024	$25,222	$26,287
7/31/2024	$25,513	$26,607
8/31/2024	$26,123	$27,253
9/30/2024	$26,658	$27,835
10/31/2024	$26,408	$27,582
11/30/2024	$27,936	$29,201
12/31/2024	$27,264	$28,505
1/31/2025	$27,998	$29,299
2/28/2025	$27,617	$28,917
3/31/2025	$26,046	$27,287
4/30/2025	$25,862	$27,102
5/31/2025	$27,475	$28,808
6/30/2025	$28,861	$30,273
7/31/2025	$29,484	$30,953
8/31/2025	$30,080	$31,580
9/30/2025	$31,155	$32,733
10/31/2025	$31,865	$33,499
11/30/2025	$31,921	$33,581
12/31/2025	$31,931	$33,602

Average Annual Total Returns

0BWX5	1 Year	5 Years	Since Inception 4/21/17
Class R	17.12%	13.70%	14.28%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.95%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$190,471,311
Number of Portfolio Holdings	0
Portfolio turnover rate of Master Portfolio	0%
Total Advisory Fees Paid (net of waivers and reimbursements)	$197,509

Transamerica Stock Index

Class R

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at

888-233-4339. The Fund's next prospectus will be available by May 1, 2026.

Effective December 5, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 5, 2025, the following occurred:

  The S&P 500® Index Master Portfolio (the “Master Fund”), the underlying fund in which the Fund invests, modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Master Fund intends to be diversified in approximately the same proportion as the Master Fund’s benchmark index, the S&P 500® Index, is diversified. Shareholder approval will not be sought if the Master Fund becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.

  The Fund’s principal risks were revised to add Non-Diversification risk, to the extent that the Master Fund becomes “non-diversified” for periods of time solely as a result of tracking its index.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Stock Index

Class R

Annual Shareholder Report

Transamerica Stock Index

Class R4

TSTFX

December 31, 2025

Fund Overview

Transamerica Stock Index (the "Fund") seeks to match the performance of the S&P 500® Index. This annual shareholder report contains important information for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$33	0.30%

The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Portfolio’s Class R4 shares at NAV returned 17.48%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500® Index, returned 17.88%.

  The Fund invests in securities through the S&P 500 Index Master Portfolio, a master portfolio that is not part of the Transamerica Funds complex, and is advised by BlackRock Fund Advisors.

  The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index. The Fund takes positions in securities that, in combination, are intended to have similar return characteristics to the Index.

  The Index is designed to provide a broad measure of large-capitalization U.S. stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization U.S. equities.

  On an asset weighted basis, the communication services, information technology, and industrials sectors contributed the most to Fund performance during the fiscal year ended December 31, 2025, while real estate, consumer staples, and consumer discretionary sectors contributed the least.

  At the stock level, Nvidia Corp, Alphabet Inc. Class A, and Alphabet Inc. Class C contributed the most to Fund performance during the fiscal year, while UnitedHealth Group, Inc., Fiserv Inc. and Salesforce Inc., detracted the most from Fund performance on an asset weighted basis.

  The primary drivers of tracking difference between the returns of the Fund and the returns of the Index during the fiscal year were Fund fees and expenses, slight mismatches in security weightings relative to the Index, cash and futures drag, and transaction costs.

  The views expressed reflect the opinions of BlackRock Fund Advisors as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Transamerica Stock Index

Class R4

Fund Overview

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,503	$9,504
2/29/2016	$9,488	$9,491
3/31/2016	$10,127	$10,135
4/30/2016	$10,163	$10,174
5/31/2016	$10,347	$10,357
6/30/2016	$10,366	$10,384
7/31/2016	$10,750	$10,766
8/31/2016	$10,760	$10,782
9/30/2016	$10,758	$10,784
10/31/2016	$10,565	$10,587
11/30/2016	$10,951	$10,979
12/31/2016	$11,166	$11,196
1/31/2017	$11,375	$11,408
2/28/2017	$11,823	$11,861
3/31/2017	$11,830	$11,875
4/30/2017	$11,949	$11,997
5/31/2017	$12,113	$12,166
6/30/2017	$12,191	$12,242
7/31/2017	$12,439	$12,494
8/31/2017	$12,474	$12,532
9/30/2017	$13,022	$13,089
10/31/2017	$13,413	$13,490
12/31/2017	$13,565	$13,640
1/31/2018	$14,336	$14,421
2/28/2018	$13,806	$13,890
3/31/2018	$13,454	$13,537
4/30/2018	$13,502	$13,589
5/31/2018	$13,817	$13,916
6/30/2018	$13,909	$14,002
7/31/2018	$14,419	$14,523
8/31/2018	$14,880	$14,996
9/30/2018	$14,963	$15,081
10/31/2018	$13,938	$14,050
11/30/2018	$14,207	$14,337
12/31/2018	$12,926	$13,042
1/31/2019	$13,959	$14,087
2/28/2019	$14,400	$14,540
3/31/2019	$14,678	$14,822
4/30/2019	$15,273	$15,422
5/31/2019	$14,298	$14,442
6/30/2019	$15,296	$15,460
7/31/2019	$15,512	$15,682
8/31/2019	$15,271	$15,434
9/30/2019	$15,548	$15,723
10/31/2019	$15,880	$16,063
11/30/2019	$16,454	$16,646
12/31/2019	$16,951	$17,149
1/31/2020	$16,938	$17,142
2/29/2020	$15,539	$15,731
3/31/2020	$13,622	$13,788
4/30/2020	$15,363	$15,555
5/31/2020	$16,100	$16,296
6/30/2020	$16,408	$16,620
7/31/2020	$17,336	$17,558
8/31/2020	$18,573	$18,820
9/30/2020	$17,861	$18,105
10/31/2020	$17,388	$17,623
11/30/2020	$19,278	$19,552
12/31/2020	$20,022	$20,304
1/31/2021	$19,812	$20,099
2/28/2021	$20,344	$20,653
3/31/2021	$21,240	$21,558
4/30/2021	$22,364	$22,708
5/31/2021	$22,505	$22,867
6/30/2021	$23,027	$23,401
7/31/2021	$23,577	$23,956
8/31/2021	$24,282	$24,685
9/30/2021	$23,152	$23,537
10/31/2021	$24,765	$25,186
11/30/2021	$24,581	$25,011
12/31/2021	$25,674	$26,132
1/31/2022	$24,347	$24,780
2/28/2022	$23,616	$24,038
3/31/2022	$24,474	$24,931
4/30/2022	$22,336	$22,757
5/31/2022	$22,381	$22,798
6/30/2022	$20,521	$20,916
7/31/2022	$22,411	$22,845
8/31/2022	$21,496	$21,913
9/30/2022	$19,509	$19,895
10/31/2022	$21,075	$21,506
11/30/2022	$22,249	$22,708
12/31/2022	$20,963	$21,399
1/31/2023	$22,283	$22,744
2/28/2023	$21,726	$22,189
3/31/2023	$22,529	$23,004
4/30/2023	$22,864	$23,363
5/31/2023	$22,960	$23,464
6/30/2023	$24,481	$25,015
7/31/2023	$25,250	$25,818
8/31/2023	$24,849	$25,407
9/30/2023	$23,652	$24,196
10/31/2023	$23,154	$23,687
11/30/2023	$25,259	$25,850
12/31/2023	$26,403	$27,025
1/31/2024	$26,835	$27,479
2/29/2024	$28,264	$28,946
3/31/2024	$29,163	$29,878
4/30/2024	$27,964	$28,657
5/31/2024	$29,347	$30,078
6/30/2024	$30,382	$31,157
7/31/2024	$30,750	$31,537
8/31/2024	$31,485	$32,302
9/30/2024	$32,138	$32,992
10/31/2024	$31,853	$32,692
11/30/2024	$33,714	$34,611
12/31/2024	$32,900	$33,786
1/31/2025	$33,804	$34,727
2/28/2025	$33,344	$34,274
3/31/2025	$31,457	$32,343
4/30/2025	$31,252	$32,124
5/31/2025	$33,202	$34,146
6/30/2025	$34,889	$35,882
7/31/2025	$35,661	$36,687
8/31/2025	$36,382	$37,431
9/30/2025	$37,697	$38,797
10/31/2025	$38,557	$39,706
11/30/2025	$38,643	$39,803
12/31/2025	$38,651	$39,827

Average Annual Total Returns

0BWXE	1 Year	5 Years	10 Years
Class R4	17.48%	14.06%	14.48%
S&P 500®IndexFootnote Reference(a)	17.88%	14.42%	14.82%
Footnote	Description
Footnote(a)	S&P 500® Index is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange and NASDAQ Stock Market. Performance reflects no deduction for fees, expenses or taxes.

Performance calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The data shown represents past performance, which is no guarantee of future results.Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Key Fund Statistics

Total Net Assets	$190,471,311
Number of Portfolio Holdings	0
Portfolio turnover rate of Master Portfolio	0%
Total Advisory Fees Paid (net of waivers and reimbursements)	$197,509

Transamerica Stock Index

Class R4

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's prospectus, as supplemented, at transamerica.com/investments/mutual-fund-prospectus or upon request at

888-233-4339. The Fund's next prospectus will be available by May 1, 2026.

Effective December 5, 2025, and as set forth in the Supplement to the Fund’s prospectus dated December 5, 2025, the following occurred:

  The S&P 500® Index Master Portfolio (the “Master Fund”), the underlying fund in which the Fund invests, modified its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Master Fund intends to be diversified in approximately the same proportion as the Master Fund’s benchmark index, the S&P 500® Index, is diversified. Shareholder approval will not be sought if the Master Fund becomes “non-diversified,” as defined in the 1940 Act, due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P 500® Index.

  The Fund’s principal risks were revised to add Non-Diversification risk, to the extent that the Master Fund becomes “non-diversified” for periods of time solely as a result of tracking its index.

Additional Information

Additional information about the Fund, including the Fund's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Fund's website at transamerica.com/investments/mutual-fund-prospectus or by scanning the QR code. The Fund's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://www.transamerica.com/financial-pro/investments/prospectus.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Stock Index

Class R4

S&P 500 Index Master Portfolio
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about S&P 500 Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Master Portfolio, which is included within the iShares S&P 500 Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Master Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

S&P 500 Index Master Portfolio	$1	0.01%

Key Master Portfolio statistics

Net Assets	$53,986,282,823

Number of Portfolio Holdings	507

Net Investment Advisory Fees	$4,812,734

Portfolio Turnover Rate	14%

What did the Master Portfolio invest in?

(as of December 31, 2025)

Sector allocation

Sector(a)	Percent of Net Assets

Information Technology	34.0%

Financials	13.3

Communication Services	10.5

Consumer Discretionary	10.3

Health Care	9.5

Industrials	8.1

Consumer Staples	4.7

Energy	2.8

Utilities	2.2

Materials	1.8

Other*	2.5

Short-Term Securities	0.8

Liabilities in Excess of Other Assets	(0.5)

Ten largest holdings

Security(b)	Percent of Net Assets

NVIDIA Corp.	7.7%

Apple, Inc.	6.8

Microsoft Corp.	6.1

Amazon.com, Inc.	3.8

Alphabet, Inc., Class A	3.1

Broadcom, Inc.	2.8

Alphabet, Inc., Class C	2.5

Meta Platforms, Inc., Class A	2.4

Tesla, Inc.	2.1

Berkshire Hathaway, Inc., Class B	1.5

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Material Master Portfolio changes

This is a summary of certain changes to the Master Portfolio since December 31, 2024.

Effective November 20, 2025, the Master Portfolio revised its principal investment policies to reflect that the Master Portfolio intends to be diversified in approximately the same proportion as the S&P 500 Index (the “Underlying Index”) is diversified. The Master Portfolio may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Master Portfolio becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Master Portfolio becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Additional information

If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

S&P 500 Index Master Portfolio
Annual Shareholder Report — December 31, 2025
12/25-AR

(b)	Not Applicable.

Item 2:	Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The registrant’s code of ethics is reasonably designed as described in Item 2(b) of Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The registrant has filed this code of ethics as an exhibit hereto pursuant to Item 19(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The registrant’s Board of Trustees has determined that Sandra N. Bane, and John W. Waechter are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Ms. Bane, and Mr. Waechter are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane, and Mr. Waechter as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) deem either of them an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, (ii) impose upon either of them any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon them as a member of the registrant’s audit committee or Board of Trustees in the absence of such designation; or (iii) affect the duties, obligations or liabilities of any other member of the registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services

		Fiscal Year Ended 12/31
		(in thousands)
		2025	2024
(a)	Audit Fees	$15	$14
(b)	Audit Related Fees(1)	$0	$0
(c)	Tax Fees(2)	$5	$5
(d)	All Other Fees(3)	$0	$0

(1)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements including review of documents and issuances of consents related to Securities and Exchange Commission Form N-1A filing of the funds comprising the registrant.

(2)

Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the funds comprising the registrant.

(3)	All Other Fees represent service fees for analysis of potential Passive Foreign Investment Company and N-14 merger items.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures. Generally, the registrant’s Audit Committee must pre-approve (i) all audit and non-audit services performed for the registrant by the independent accountant and (ii) all non-audit services performed by the registrant’s independent accountant for the registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the registrant.

The Audit Committee may delegate pre-approval authority to one or more of its members. The member or members to whom such authority is delegated shall report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the registrant will be subject to the pre-approval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant pre-approval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)

The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for fiscal years ended 2025 and 2024 was zero.

(f)	Not Applicable.

(g)	Not Applicable.

(h)

The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5:	Audit Committee of Listed Registrants.

(a)	Not Applicable.

(b)	Not Applicable.

Item 6:	Investments

(a)	The Schedule of Investments is included within the Financial Statements filed under Item 7(a) of this Form.

(b)	Not Applicable to the registrant.

Item 7	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Capital, LLC
TRANSAMERICA FUNDS
ANNUAL FINANCIAL STATEMENTS
(Includes N-CSR Items 7-11)
December 31, 2025
Transamerica Stock Index
Customer Service: 888-233-4339
1801 California St., Suite 5200 Denver, CO 80202
Distributor: Transamerica Capital, LLC
transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
Transamerica Funds
Annual Financial Statements 2025

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Stock Index

STATEMENT OF ASSETS AND LIABILITIES
At December 31, 2025

Assets:
Investment in Master Portfolio, at value	$190,584,753
Receivables and other assets:
Shares of beneficial interest sold	1,382
Due from investment manager	15,737
Due from Master Portfolio	15,843
Total assets	190,617,715
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	17,225
Investment management fees	11,940
Distribution and service fees	73,084
Transfer agent fees	1,074
Trustee and CCO fees	99
Audit and tax fees	19,688
Custody and accounting fees	6,484
Legal fees	1,805
Printing and shareholder reports fees	7,764
Registration fees	828
Other accrued expenses	6,413
Total liabilities	146,404
Net assets	$190,471,311
Net assets consist of:
Paid-in capital	$(702,419,382)
Total distributable earnings (accumulated losses)	892,890,693
Net assets	$190,471,311
Net assets by class:
Class R	$104,551,974
Class R4	85,919,337
Shares outstanding:
Class R	6,560,853
Class R4	5,397,290
Net asset value per share:
Class R	$15.94
Class R4	15.92
STATEMENT OF OPERATIONS
For the year ended December 31, 2025

Net investment income (loss) allocated from Master Portfolio:
Dividend income	$3,539,987
Interest income	42,894
Net income from securities lending	7,768
Withholding taxes on foreign income	(19,590)
Expenses	(30,183)
Fees waived	2,716
Total investment income (loss)	3,543,592
Expenses:
Investment management fees	169,900
Distribution and service fees:
Class R	522,373
Class R4	446,732
Transfer agent fees:
Class R	1,618
Class R4	13,402
Trustee and CCO fees	12,726
Audit and tax fees	21,692
Custody and accounting fees	25,032
Legal fees	30,418
Printing and shareholder reports fees	47,699
Registration fees	44,782
Other	20,284
Total expenses before waiver and/or reimbursement and recapture	1,356,658
Expenses waived and/or reimbursed:
Class R	(12,536)
Class R4	(175,691)
Recapture of previously waived and/or reimbursed fees:
Class R	12,536
Class R4	98
Net expenses	1,181,065
Net investment income (loss)	2,362,527
Net realized and change in unrealized gain (loss) on investments allocated from Master Portfolio:
Net realized gain (loss)	16,922,909
Net change in unrealized appreciation (depreciation)	28,519,366
Net realized and change in unrealized gain (loss)	45,442,275
Net increase (decrease) in net assets resulting from operations	$47,804,802
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Stock Index

STATEMENT OF CHANGES IN NET ASSETS
For the years ended:

	December 31, 2025	December 31, 2024
From operations allocated from Master Portfolio:
Net investment income (loss)	$2,362,527	$3,121,216
Net realized gain (loss)	16,922,909	4,201,587
Net change in unrealized appreciation (depreciation)	28,519,366	68,005,467
Net increase (decrease) in net assets resulting from operations	47,804,802	75,328,270
Dividends and/or distributions to shareholders:
Class R	(30,952,836)	(2,799,717)
Class R4	(26,299,062)	(4,764,956)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(57,251,898)	(7,564,673)
Capital share transactions:
Proceeds from shares sold:
Class R	4,743,735	9,493,385
Class R4	20,158,377	22,267,980
	24,902,112	31,761,365
Dividends and/or distributions reinvested:
Class R	30,952,836	2,799,717
Class R4	26,299,062	4,764,956
	57,251,898	7,564,673
Cost of shares redeemed:
Class R	(27,927,740)	(106,798,042)
Class R4	(148,311,640)	(35,028,967)
	(176,239,380)	(141,827,009)
Net increase (decrease) in net assets resulting from capital share transactions	(94,085,370)	(102,500,971)
Net increase (decrease) in net assets	(103,532,466)	(34,737,374)
Net assets:
Beginning of year	294,003,777	328,741,151
End of year	$190,471,311	$294,003,777
Capital share transactions - shares:
Shares issued:
Class R	248,447	527,058
Class R4	1,014,878	1,238,530
	1,263,325	1,765,588
Shares reinvested:
Class R	1,938,122	146,663
Class R4	1,635,601	249,092
	3,573,723	395,755
Shares redeemed:
Class R	(1,380,693)	(5,684,083)
Class R4	(6,736,766)	(1,927,171)
	(8,117,459)	(7,611,254)
Net increase (decrease) in shares outstanding:
Class R	805,876	(5,010,362)
Class R4	(4,086,287)	(439,549)
	(3,280,411)	(5,449,911)
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Stock Index

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Class R
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$19.31	$15.89	$13.19	$17.23	$14.30
Investment operations: (A)
Net investment income (loss) (B)	0.12	0.13	0.15	0.14	0.13
Net realized and unrealized gain (loss)	3.16	3.71	3.18	(3.33)	3.82
Total investment operations	3.28	3.84	3.33	(3.19)	3.95
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.14)	(0.13)	(0.14)	(0.17)
Net realized gains	(6.49)	(0.28)	(0.50)	(0.71)	(0.85)
Total dividends and/or distributions to shareholders	(6.65)	(0.42)	(0.63)	(0.85)	(1.02)
Net asset value, end of year	$15.94	$19.31	$15.89	$13.19	$17.23
Total return	17.12%	24.24%	25.44%	(18.57)%	27.84%
Ratio and supplemental data:
Net assets end of year (000’s)	$104,552	$111,100	$171,088	$147,069	$208,632
Expenses to average net assets (A)
Excluding waiver and/or reimbursement and recapture	0.64%	0.62%	0.63%	0.63%	0.61%
Including waiver and/or reimbursement and recapture	0.64%(C)	0.62%	0.63%(C)	0.63%(C)	0.61%
Net investment income (loss) to average net assets (A)	0.62%	0.75%	1.01%	0.97%	0.79%
Portfolio turnover rate of Master Portfolio	14%	9%	10%	13%	6%

(A)	The per share amounts and percentages include the Fund's proportionate share of income and expenses of the Master Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Class R4
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$19.29	$15.89	$13.18	$17.22	$14.30
Investment operations: (A)
Net investment income (loss) (B)	0.19	0.19	0.20	0.19	0.18
Net realized and unrealized gain (loss)	3.15	3.71	3.19	(3.33)	3.81
Total investment operations	3.34	3.90	3.39	(3.14)	3.99
Dividends and/or distributions to shareholders:
Net investment income	(0.22)	(0.22)	(0.18)	(0.19)	(0.22)
Net realized gains	(6.49)	(0.28)	(0.50)	(0.71)	(0.85)
Total dividends and/or distributions to shareholders	(6.71)	(0.50)	(0.68)	(0.90)	(1.07)
Net asset value, end of year	$15.92	$19.29	$15.89	$13.18	$17.22
Total return	17.48%	24.61%	25.95%	(18.35)%	28.23%
Ratio and supplemental data:
Net assets end of year (000’s)	$85,919	$182,904	$157,653	$138,670	$162,195
Expenses to average net assets(A)
Excluding waiver and/or reimbursement and recapture	0.40%	0.38%	0.38%	0.38%	0.37%
Including waiver and/or reimbursement and recapture	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss) to average net assets (A)	0.96%	1.07%	1.34%	1.30%	1.11%
Portfolio turnover rate of Master Portfolio	14%	9%	10%	13%	6%

(A)	The per share amounts and percentages include the Fund's proportionate share of income and expenses of the Master Portfolio.
(B)	Calculated based on average number of shares outstanding.
The Notes to Financial Statements are an integral part of this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS
At December 31, 2025
1. ORGANIZATION
Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).
The financial statements of the Master Portfolio are included within this report and should be read in conjunction with the Fund's financial statements.
This report must be accompanied or preceded by the Fund's current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.
TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.
TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund's custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the year ended December 31, 2025, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Investment valuation: The value of the Fund’s investment in the Master Portfolio, reflected within the Statement of Assets and Liabilities, displays the Fund’s proportional interest in the net assets of the Master Portfolio.
The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Financial Statements, which accompany this report.
Security transactions and investment income: The Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the Master Portfolio. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Master Portfolio are allocated pro rata among the investors and recorded by the Fund on a daily basis.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. BORROWINGS AND OTHER FINANCING TRANSACTIONS
Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the year ended December 31, 2025, the Fund has not utilized the program.
Line of credit: Effective December 31, 2024, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Fund based on the Fund's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Fund agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year then ended.
4. RISK FACTORS
Investing in the Fund involves risks, including certain key risks summarized below. Please reference the Fund's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Fund.
Market risk: The market prices of the Fund's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund's securities and assets fall, the value of your investment in the Fund could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Fund's investments, and generally for economies and markets in the U.S. and elsewhere.
Passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a fund managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Fund.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
4. RISK FACTORS (continued)
Index fund risk: While the Fund seeks to track the performance of the S&P 500® Index (i.e., achieve a high degree of correlation with the index), the Fund's return may not match the return of the index. The Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Fund may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Fund’s return and that of the index.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Fund fall, the value of your investment in the Fund will decline. The Fund may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large capitalization companies risk: The Fund’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Non-diversification risk: To the extent the underlying Master Portfolio becomes “non-diversified” for periods of time solely as a result of tracking its index, the Fund will have a larger percentage of its assets exposed to a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Fund more susceptible to the risks associated with investing in those issuers.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
5. FEES AND OTHER AFFILIATED TRANSACTIONS
TAM, the Fund's investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Fund's transfer agent. Transamerica Capital, LLC (“TCL”) (formerly, Transamerica Capital, Inc.) is the Fund's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
As of December 31, 2025, the percentage of the Fund’s interest in the Master Portfolio, including any open receivable or payable, is 0.35%.

As of December 31, 2025, the investment manager and/or other affiliated investment accounts held balances in the Fund as follows:
Account Balance	Percentage of Net Assets
$173,557,459	91.12%
Transamerica Funds
Annual Financial Statements 2025

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Fund’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement in connection with these services. The Fund has a contractual management fee payable to TAM at an annual rate of 0.07% of daily average net assets.
Additionally, the Fund incurs its allocated share of the advisory fees based on the interest owned in the corresponding Master Portfolio. The advisory fees are accrued daily and payable monthly at an annual rate of 0.01% of the Master Portfolio’s daily net assets. The investment advisory fees allocated from the Master Portfolio are included within the Statement of Operations within net investment income (loss) allocated from the Master Portfolio, in Expenses.
The Fund pays a management fee to TAM at an effective rate of 0.06% of the Fund’s average daily net assets (which is net of a voluntary waiver by TAM equal to the Master Portfolio advisory fee allocated to the Fund of 0.01%).
The management fees are reflected in Investment management fees within the Statement of Operations.
TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.65%	May 1, 2026
Class R4	0.30	May 1, 2026
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the year ended December 31, 2025, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended December 31, 2025, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023	2024	2025	Total
Class R4	$127,509	$142,761	$175,691	$445,961
Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCL as the Fund's distributor.
The Distribution Plan requires the Fund to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund's shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Fund is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each class up to the following annual rates:
Class	Rate
Class R	0.50%
Class R4	0.25
Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund's Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.
For the year ended December 31, 2025, transfer agent fees paid and the amounts due to TFS are as follows:
Fees Paid to TFS	Fees Due to TFS
$13,429	$795
6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Distributions are determined in accordance with income tax regulations, which may differ from GAAP. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to partnership basis adjustments and a portion of the payments made to redeeming shareholders as a distribution for income tax purposes. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:
Paid-in Capital	Total Distributable Earnings
$(76,533,771)	$76,533,771
As of December 31, 2025, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$—	$190,584,753	$—	$190,584,753
As of December 31, 2025, the Fund had no capital loss carryforwards available to offset future realized capital gains. During the year ended December 31, 2025, the Fund did not utilize any capital loss carryforwards.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)
At December 31, 2025
6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
The tax character of distributions paid may differ from the character of distributions shown within the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2025 and 2024 are as follows:
2025 Distributions Paid From:				2024 Distributions Paid From:
Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Tax Exempt Income	Long-Term Capital Gain	Return of Capital
$11,251,723	$—	$46,000,175	$—	$6,709,224	$—	$855,449	$—
As of December 31, 2025, the tax basis components of distributable earnings are as follows:
Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Ordinary Loss Deferred	Other Temporary Differences(A)	Net Unrealized Appreciation (Depreciation)
$578,257	$—	$77,857,225	$—	$—	$623,870,458	$190,584,753

(A)	This is the result of cumulative change in unrealized gains not offset to paid in capital and is not distributable gains to shareholders of the Fund.
7. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Fund's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Detailed financial information for the Fund is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Funds
Annual Financial Statements 2025

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Transamerica Stock Index
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Transamerica Stock Index (the “Fund”) (one of the series constituting Transamerica Funds (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Transamerica Funds) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Transamerica investment companies since 1995.
Boston, Massachusetts
February 25, 2026
Transamerica Funds
Annual Financial Statements 2025

SUPPLEMENTAL TAX INFORMATION
(unaudited)
For corporate shareholders, 33% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends received deductions.
For tax purposes, the Fund has made a long-term capital gain designation of $46,000,175 for the year ended December 31, 2025.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Stock Index

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Stock Index

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Stock Index

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Funds
Annual Financial Statements 2025

Transamerica Stock Index

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
There were no additional Approvals of Investment Advisory Contracts since those disclosed in the June 30, 2025 Semi-Annual Financial Statements.
Transamerica Funds
Annual Financial Statements 2025

Appendix A
S&P 500 Index Master Portfolio

Schedule of Investments December 31, 2025	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)(b)	71,291	$40,488,298
Boeing Co.(a)	714,398	155,110,094
General Dynamics Corp.	232,131	78,149,222
General Electric Co.	963,697	296,847,587
Howmet Aerospace, Inc.	367,331	75,310,201
Huntington Ingalls Industries, Inc.	36,487	12,408,134
L3Harris Technologies, Inc.	169,665	49,808,554
Lockheed Martin Corp.	186,040	89,981,967
Northrop Grumman Corp.	122,568	69,889,499
RTX Corp.	1,224,953	224,656,380
Textron, Inc.	163,640	14,264,499
TransDigm Group, Inc.	51,909	69,031,184

		1,175,945,619

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	108,788	17,488,759
Expeditors International of Washington, Inc.(b)	119,616	17,823,980
FedEx Corp.	198,921	57,460,320
United Parcel Service, Inc., Class B	671,630	66,618,980

		159,392,039

Automobile Components — 0.0%
Aptiv PLC(a)	201,151	15,305,580

Automobiles — 2.4%
Ford Motor Co.	3,612,415	47,394,885
General Motors Co.	852,279	69,307,328
Tesla, Inc.(a)	2,567,214	1,154,527,480

		1,271,229,693

Banks — 3.6%
Bank of America Corp.	6,137,956	337,587,580
Citigroup, Inc.	1,634,737	190,757,460
Citizens Financial Group, Inc.	397,412	23,212,835
Fifth Third Bancorp	597,646	27,975,809
Huntington Bancshares, Inc.	1,457,655	25,290,314
JPMorgan Chase & Co.	2,487,107	801,395,618
KeyCorp	851,967	17,584,599
M&T Bank Corp.	137,646	27,732,916
PNC Financial Services Group, Inc.	358,283	74,784,411
Regions Financial Corp.	795,973	21,570,868
Truist Financial Corp.	1,179,752	58,055,596
U.S. Bancorp	1,420,159	75,779,684
Wells Fargo & Co.	2,867,924	267,290,517

		1,949,018,207

Beverages — 1.0%
Brown-Forman Corp., Class B	171,896	4,479,610
Coca-Cola Co.	3,537,024	247,273,348
Constellation Brands, Inc., Class A	130,510	18,005,160
Keurig Dr. Pepper, Inc.	1,243,512	34,830,771
Molson Coors Beverage Co., Class B	161,542	7,540,781
Monster Beverage Corp.(a)	646,596	49,574,515
PepsiCo, Inc.	1,249,226	179,288,915

		540,993,100

Biotechnology — 1.7%
AbbVie, Inc.	1,614,715	368,946,230
Amgen, Inc.	491,966	161,025,391
Biogen, Inc.(a)	134,491	23,669,071
Gilead Sciences, Inc.	1,132,142	138,959,109

Security	Shares	Value

Biotechnology (continued)
Incyte Corp.(a)	148,392	$14,656,678
Moderna, Inc.(a)	316,532	9,334,529
Regeneron Pharmaceuticals, Inc.	92,076	71,070,702
Vertex Pharmaceuticals, Inc.(a)	231,802	105,089,755

		892,751,465

Broadline Retail — 3.9%
Amazon.com, Inc.(a)	8,887,763	2,051,473,456
eBay, Inc.	410,106	35,720,232

		2,087,193,688

Building Products — 0.4%
A O Smith Corp.	105,329	7,044,403
Allegion PLC	80,857	12,874,051
Builders FirstSource, Inc.(a)	101,737	10,467,720
Carrier Global Corp.	713,839	37,719,253
Johnson Controls International PLC	558,345	66,861,814
Lennox International, Inc.	29,620	14,382,880
Masco Corp.	193,016	12,248,795
Trane Technologies PLC	202,585	78,846,082

		240,444,998

Capital Markets — 3.4%
Ameriprise Financial, Inc.	86,026	42,181,989
Ares Management Corp., Class A	189,412	30,614,662
Bank of New York Mellon Corp.	637,111	73,962,216
BlackRock, Inc.(c)	131,642	140,901,698
Blackstone, Inc., Class A	674,662	103,992,401
Cboe Global Markets, Inc.	96,312	24,174,312
Charles Schwab Corp.	1,526,035	152,466,157
CME Group, Inc., Class A	327,954	89,557,678
Coinbase Global, Inc., Class A(a)	209,758	47,434,674
FactSet Research Systems, Inc.	34,333	9,963,093
Franklin Resources, Inc.	275,817	6,589,268
Goldman Sachs Group, Inc.	274,021	240,864,459
Interactive Brokers Group, Inc., Class A	402,295	25,871,591
Intercontinental Exchange, Inc.	520,926	84,369,175
Invesco Ltd.	420,219	11,039,153
KKR & Co., Inc., Class A	627,054	79,936,844
Moody’s Corp.	140,171	71,606,355
Morgan Stanley	1,103,536	195,910,746
MSCI, Inc., Class A	68,649	39,385,991
Nasdaq, Inc.	414,627	40,272,720
Northern Trust Corp.	172,978	23,627,065
Raymond James Financial, Inc.	160,866	25,833,471
Robinhood Markets, Inc., Class A(a)	717,376	81,135,226
S&P Global, Inc.	283,222	148,008,985
State Street Corp.	255,184	32,921,288
T. Rowe Price Group, Inc.	194,073	19,869,194

		1,842,490,411

Chemicals — 1.0%
Air Products and Chemicals, Inc.	204,384	50,486,936
Albemarle Corp.	108,311	15,319,508
CF Industries Holdings, Inc.	136,176	10,531,852
Corteva, Inc.	617,361	41,381,708
Dow, Inc.	659,194	15,411,956
DuPont de Nemours, Inc.	386,723	15,546,264
Ecolab, Inc.	232,511	61,038,788
International Flavors & Fragrances, Inc.	235,123	15,844,939
Linde PLC	426,613	181,903,517
LyondellBasell Industries NV, Class A	240,310	10,405,423

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (continued) December 31, 2025	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Mosaic Co.	295,160	$7,110,404
PPG Industries, Inc.	208,203	21,332,479
Sherwin-Williams Co.	212,079	68,719,958

		515,033,732

Commercial Services & Supplies — 0.4%
Cintas Corp.	309,764	58,257,316
Copart, Inc.(a)	806,763	31,584,772
Republic Services, Inc.	186,609	39,548,045
Rollins, Inc.	257,202	15,437,264
Veralto Corp.	230,462	22,995,498
Waste Management, Inc.	338,621	74,398,420

		242,221,315

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	947,016	124,087,506
Cisco Systems, Inc.	3,600,317	277,332,419
F5, Inc.(a)	52,820	13,482,833
Motorola Solutions, Inc.	151,507	58,075,663

		472,978,421

Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	32,153	30,008,073
EMCOR Group, Inc.	40,918	25,033,223
Quanta Services, Inc.	136,173	57,473,177

		112,514,473

Construction Materials — 0.3%
CRH PLC	612,372	76,424,026
Martin Marietta Materials, Inc.	55,520	34,570,083
Vulcan Materials Co.	121,949	34,782,294

		145,776,403

Consumer Finance — 0.6%
American Express Co.	490,891	181,605,125
Capital One Financial Corp.	580,818	140,767,051
Synchrony Financial	324,626	27,083,547

		349,455,723

Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	404,896	349,158,017
Dollar General Corp.	201,488	26,751,562
Dollar Tree, Inc.(a)	175,980	21,647,300
Kroger Co.	547,798	34,226,419
Sysco Corp.	433,683	31,958,100
Target Corp.	419,689	41,024,600
Walmart, Inc.	4,006,277	446,339,320

		951,105,318

Containers & Packaging — 0.2%
Amcor PLC	2,084,304	17,383,095
Avery Dennison Corp.	72,987	13,274,876
Ball Corp.	236,150	12,508,865
International Paper Co.	486,245	19,153,191
Packaging Corp. of America	81,722	16,853,528
Smurfit WestRock PLC	486,648	18,818,678

		97,992,233

Distributors — 0.0%
Genuine Parts Co.	127,142	15,633,381
Pool Corp.	30,019	6,866,846

		22,500,227

Security	Shares	Value

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	6,477,048	$160,889,872
Verizon Communications, Inc.	3,852,201	156,900,147

		317,790,019

Electric Utilities — 1.5%
Alliant Energy Corp.	237,994	15,471,990
American Electric Power Co., Inc.	491,693	56,697,120
Constellation Energy Corp.	285,314	100,792,877
Duke Energy Corp.	715,056	83,811,714
Edison International	354,532	21,279,011
Entergy Corp.	407,732	37,686,669
Evergy, Inc.	211,153	15,306,481
Eversource Energy	337,491	22,723,269
Exelon Corp.	932,811	40,661,231
FirstEnergy Corp.	478,825	21,436,995
NextEra Energy, Inc.	1,895,565	152,175,958
NRG Energy, Inc.	173,623	27,647,726
PG&E Corp.	2,028,414	32,596,613
Pinnacle West Capital Corp.	110,533	9,804,277
PPL Corp.	681,022	23,849,390
Southern Co.	1,005,989	87,722,241
Xcel Energy, Inc.	533,796	39,426,173

		789,089,735

Electrical Equipment — 0.8%
AMETEK, Inc.	211,744	43,473,161
Eaton Corp. PLC	354,499	112,911,476
Emerson Electric Co.	513,271	68,121,327
GE Vernova, Inc.	247,883	162,008,892
Generac Holdings, Inc.(a)	54,235	7,396,027
Hubbell, Inc.	49,639	22,045,176
Rockwell Automation, Inc.	101,965	39,671,523

		455,627,582

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	1,115,148	150,701,101
CDW Corp./DE	121,738	16,580,716
Corning, Inc.	710,234	62,188,089
Jabil, Inc.	99,325	22,648,087
Keysight Technologies, Inc.(a)	158,813	32,269,213
TE Connectivity PLC	267,508	60,860,745
Teledyne Technologies, Inc.(a)(b)	43,733	22,335,755
Zebra Technologies Corp., Class A(a)	47,132	11,444,592

		379,028,298

Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	909,150	41,402,691
Halliburton Co.	759,108	21,452,392
SLB Ltd.	1,360,898	52,231,265

		115,086,348

Entertainment — 1.4%
Electronic Arts, Inc.	205,636	42,017,604
Live Nation Entertainment, Inc.(a)	145,018	20,665,065
Netflix, Inc.(a)	3,871,294	362,972,526
Take-Two Interactive Software, Inc.(a)	160,724	41,150,166
TKO Group Holdings, Inc., Class A	62,222	13,004,398
Walt Disney Co.	1,631,072	185,567,061
Warner Bros Discovery, Inc., Class A(a)	2,268,883	65,389,208

		730,766,028

Financial Services — 3.8%
Apollo Global Management, Inc.	426,507	61,741,153
Berkshire Hathaway, Inc., Class B(a)	1,675,333	842,106,132
Block, Inc., Class A(a)	496,536	32,319,528

2	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) December 31, 2025	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Corpay, Inc.(a)	65,175	$19,613,113
Fidelity National Information Services, Inc.	468,824	31,158,043
Fiserv, Inc.(a)	489,803	32,900,067
Global Payments, Inc.	211,962	16,405,859
Jack Henry & Associates, Inc.	65,638	11,977,622
Mastercard, Inc., Class A	749,128	427,662,193
PayPal Holdings, Inc.	854,828	49,904,859
Visa, Inc., Class A	1,541,849	540,741,863

		2,066,530,432

Food Products — 0.4%
Archer-Daniels-Midland Co.	439,711	25,278,985
Bunge Global SA	120,893	10,769,148
Conagra Brands, Inc.	428,805	7,422,615
General Mills, Inc.	483,356	22,476,054
Hershey Co.	137,089	24,947,456
Hormel Foods Corp.	265,222	6,285,761
J.M. Smucker Co.	96,634	9,451,772
Kraft Heinz Co.	758,265	18,387,926
Lamb Weston Holdings, Inc.	132,939	5,568,815
McCormick & Co., Inc.	233,198	15,883,116
Mondelez International, Inc., Class A	1,178,894	63,459,864
The Campbell’s Co.	184,501	5,142,043
Tyson Foods, Inc., Class A	249,587	14,630,790

		229,704,345

Gas Utilities — 0.0%
Atmos Energy Corp.	145,768	24,435,090

Ground Transportation — 0.8%
CSX Corp.	1,699,143	61,593,934
JB Hunt Transport Services, Inc.	71,067	13,811,161
Norfolk Southern Corp.	205,268	59,264,977
Old Dominion Freight Line, Inc.	170,546	26,741,613
Uber Technologies, Inc.(a)	1,898,343	155,113,606
Union Pacific Corp.	540,526	125,034,474

		441,559,765

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	1,588,665	199,043,838
Align Technology, Inc.(a)	58,222	9,091,365
Baxter International, Inc.	484,238	9,253,788
Becton Dickinson & Co.	264,380	51,308,227
Boston Scientific Corp.(a)	1,350,485	128,768,745
Cooper Cos., Inc.(a)	182,897	14,990,238
Dexcom, Inc.(a)	362,174	24,037,488
Edwards Lifesciences Corp.(a)	528,879	45,086,935
GE HealthCare Technologies, Inc.(a)	421,182	34,545,348
Hologic, Inc.(a)	204,261	15,215,402
IDEXX Laboratories, Inc.(a)	72,624	49,132,315
Insulet Corp.(a)	64,441	18,316,710
Intuitive Surgical, Inc.(a)	323,874	183,429,279
Medtronic PLC	1,177,338	113,095,088
ResMed, Inc.	130,853	31,518,562
Solventum Corp.(a)	131,883	10,450,409
STERIS PLC	91,043	23,081,221
Stryker Corp.	315,875	111,020,586
Zimmer Biomet Holdings, Inc.	182,436	16,404,645

		1,087,790,189

Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	214,714	44,123,727
Cencora, Inc.	177,524	59,958,731
Centene Corp.(a)	426,493	17,550,187

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Group	243,570	$67,037,771
CVS Health Corp.	1,164,783	92,437,179
DaVita, Inc.(a)	30,788	3,497,825
Elevance Health, Inc.	203,042	71,176,373
HCA Healthcare, Inc.	145,937	68,132,148
Henry Schein, Inc.(a)	94,222	7,121,299
Humana, Inc.	110,981	28,425,563
Labcorp Holdings, Inc.	76,981	19,312,993
McKesson Corp.	112,765	92,500,002
Molina Healthcare, Inc.(a)	44,622	7,743,702
Quest Diagnostics, Inc.	102,406	17,770,513
UnitedHealth Group, Inc.	827,591	273,196,065
Universal Health Services, Inc., Class B	47,889	10,440,760

		880,424,838

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	143,991	7,046,920
Healthpeak Properties, Inc.	628,417	10,104,945
Ventas, Inc.	417,414	32,299,495
Welltower, Inc.	614,741	114,102,077

		163,553,437

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	570,462	10,114,291

Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(a)	388,556	52,734,820
Booking Holdings, Inc.	29,450	157,714,469
Carnival Corp.(a)	971,892	29,681,582
Chipotle Mexican Grill, Inc.(a)	1,208,057	44,698,109
Darden Restaurants, Inc.	107,582	19,797,240
Domino’s Pizza, Inc.	28,550	11,900,211
DoorDash, Inc., Class A(a)	343,107	77,706,873
Expedia Group, Inc.	107,074	30,335,135
Hilton Worldwide Holdings, Inc.	212,357	60,999,548
Las Vegas Sands Corp.	282,357	18,378,617
Marriott International, Inc., Class A	203,492	63,131,358
McDonald’s Corp.	650,637	198,854,186
MGM Resorts International(a)(b)	184,318	6,725,764
Norwegian Cruise Line Holdings Ltd.(a)	409,414	9,138,121
Royal Caribbean Cruises Ltd.	230,375	64,256,195
Starbucks Corp.	1,038,692	87,468,253
Wynn Resorts Ltd.	73,056	8,790,828
Yum! Brands, Inc.	255,961	38,721,780

		981,033,089

Household Durables — 0.2%
D.R. Horton, Inc.	247,192	35,603,064
Garmin Ltd.	151,657	30,763,622
Lennar Corp., Class A	193,432	19,884,810
NVR, Inc.(a)	2,602	18,975,788
PulteGroup, Inc.	177,820	20,851,173

		126,078,457

Household Products — 0.8%
Church & Dwight Co., Inc.	212,419	17,811,333
Clorox Co.	114,557	11,550,782
Colgate-Palmolive Co.	735,691	58,134,303
Kimberly-Clark Corp.	306,850	30,958,097
Procter & Gamble Co.	2,134,882	305,949,939

		424,404,454

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (continued) December 31, 2025	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	654,933	$9,391,739
Vistra Corp.	290,344	46,841,198

		56,232,937

Industrial Conglomerates — 0.4%
3M Co.	485,337	77,702,454
Honeywell International, Inc.	583,078	113,752,687

		191,455,141

Industrial REITs — 0.2%
Prologis, Inc.	851,820	108,743,341

Insurance — 1.8%
Aflac, Inc.	430,542	47,475,866
Allstate Corp.	239,077	49,763,878
American International Group, Inc.	492,967	42,173,327
Aon PLC, Class A	195,620	69,030,386
Arch Capital Group Ltd.(a)	329,905	31,644,488
Arthur J Gallagher & Co.	236,297	61,151,301
Assurant, Inc.	45,724	11,012,625
Brown & Brown, Inc.	271,576	21,644,607
Chubb Ltd.	334,386	104,368,558
Cincinnati Financial Corp.	142,568	23,284,206
Erie Indemnity Co., Class A	22,524	6,456,505
Everest Group Ltd.	39,262	13,323,560
Globe Life, Inc.	69,712	9,749,920
Hartford Insurance Group, Inc.	254,580	35,081,124
Loews Corp.	159,174	16,762,614
Marsh & McLennan Cos., Inc.	447,591	83,037,082
MetLife, Inc.	505,659	39,916,721
Principal Financial Group, Inc.	178,649	15,758,628
Progressive Corp.	534,052	121,614,321
Prudential Financial, Inc.	317,015	35,784,653
Travelers Cos., Inc.	202,423	58,714,815
W.R. Berkley Corp.	277,622	19,466,855
Willis Towers Watson PLC	87,478	28,745,271

		945,961,311

Interactive Media & Services — 8.0%
Alphabet, Inc., Class A	5,315,429	1,663,729,277
Alphabet, Inc., Class C	4,248,342	1,333,129,720
Match Group, Inc.	205,659	6,640,729
Meta Platforms, Inc., Class A	1,989,758	1,313,419,358

		4,316,919,084

IT Services — 0.9%
Accenture PLC, Class A	566,570	152,010,731
Akamai Technologies, Inc.(a)	127,054	11,085,462
Cognizant Technology Solutions Corp., Class A	444,358	36,881,714
EPAM Systems, Inc.(a)	52,558	10,768,083
Gartner, Inc.(a)	65,851	16,612,890
GoDaddy, Inc., Class A(a)	123,327	15,302,414
International Business Machines Corp.	853,991	252,960,674
VeriSign, Inc.	74,670	18,141,077

		513,763,045

Leisure Products — 0.0%
Hasbro, Inc.	122,350	10,032,700

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	255,252	34,732,140
Bio-Techne Corp.(b)	141,448	8,318,557
Charles River Laboratories International, Inc.(a)	45,617	9,099,679
Danaher Corp.	574,347	131,479,515
IQVIA Holdings, Inc.(a)	157,731	35,554,145

Security	Shares	Value

Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.(a)	18,522	$25,823,187
Revvity, Inc.	107,107	10,362,602
Thermo Fisher Scientific, Inc.	343,254	198,898,531
Waters Corp.(a)	55,028	20,901,285
West Pharmaceutical Services, Inc.	66,235	18,223,898

		493,393,539

Machinery — 1.6%
Caterpillar, Inc.	427,555	244,933,433
Cummins, Inc.	125,650	64,138,043
Deere & Co.	229,063	106,644,861
Dover Corp.	126,158	24,631,088
Fortive Corp.	290,176	16,020,617
IDEX Corp.	68,305	12,154,192
Illinois Tool Works, Inc.	241,187	59,404,358
Ingersoll Rand, Inc.(b)	330,610	26,190,924
Nordson Corp.	49,068	11,797,419
Otis Worldwide Corp.	351,718	30,722,567
PACCAR, Inc.	483,040	52,897,710
Parker-Hannifin Corp.	115,287	101,332,662
Pentair PLC	150,906	15,715,351
Snap-on, Inc.	48,128	16,584,909
Stanley Black & Decker, Inc.	142,291	10,569,375
Westinghouse Air Brake Technologies Corp.	157,421	33,601,512
Xylem, Inc.	224,816	30,615,443

		857,954,464

Media — 0.4%
Charter Communications, Inc., Class A(a)	80,397	16,782,874
Comcast Corp., Class A	3,320,499	99,249,715
Fox Corp., Class A	196,747	14,376,303
Fox Corp., Class B	127,857	8,301,755
News Corp., Class A	352,059	9,195,781
News Corp., Class B(b)	99,007	2,933,578
Omnicom Group, Inc.	295,801	23,885,931
Paramount Skydance Corp., Class B	287,123	3,847,448
Trade Desk, Inc., Class A(a)	410,022	15,564,435

		194,137,820

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,318,925	66,988,201
Newmont Corp.	996,997	99,550,150
Nucor Corp.	205,917	33,587,122
Steel Dynamics, Inc.	126,338	21,407,974

		221,533,447

Multi-Utilities — 0.6%
Ameren Corp.	247,902	24,755,494
CenterPoint Energy, Inc.	603,809	23,150,037
CMS Energy Corp.	273,405	19,119,212
Consolidated Edison, Inc.	329,364	32,712,433
Dominion Energy, Inc.	789,781	46,273,269
DTE Energy Co.	193,135	24,910,552
NiSource, Inc.	429,563	17,938,551
Public Service Enterprise Group, Inc.	450,448	36,170,974
Sempra	590,969	52,176,653
WEC Energy Group, Inc.	293,390	30,940,909

		308,148,084

Office REITs — 0.0%
BXP, Inc.	134,395	9,068,975

Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	324,572	7,939,031
Chevron Corp.	1,729,214	263,549,506

4	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) December 31, 2025	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	1,128,974	$105,683,256
Coterra Energy, Inc.	705,210	18,561,127
Devon Energy Corp.	573,615	21,011,517
Diamondback Energy, Inc.	172,285	25,899,604
EOG Resources, Inc.	492,416	51,708,604
EQT Corp.	578,429	31,003,794
Expand Energy Corp.	220,734	24,360,204
Exxon Mobil Corp.	3,852,878	463,655,339
Kinder Morgan, Inc.	1,783,298	49,022,862
Marathon Petroleum Corp.	277,804	45,179,265
Occidental Petroleum Corp.	645,906	26,559,655
ONEOK, Inc.	576,231	42,352,978
Phillips 66	367,995	47,486,075
Targa Resources Corp.	193,151	35,636,360
Texas Pacific Land Corp.(b)	51,045	14,661,145
Valero Energy Corp.	278,663	45,363,550
Williams Cos., Inc.	1,123,019	67,504,672

		1,387,138,544

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	589,546	40,914,492
Southwest Airlines Co.	480,069	19,841,252
United Airlines Holdings, Inc.(a)	293,674	32,838,627

		93,594,371

Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	213,842	22,393,534
Kenvue, Inc.	1,780,477	30,713,229

		53,106,763

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	1,855,734	100,098,292
Eli Lilly & Co.	725,525	779,707,207
Johnson & Johnson	2,201,175	455,533,166
Merck & Co., Inc.	2,267,621	238,689,786
Pfizer, Inc.	5,186,374	129,140,713
Viatris, Inc.	1,077,378	13,413,356
Zoetis, Inc., Class A	400,423	50,381,222

		1,766,963,742

Professional Services — 0.5%
Automatic Data Processing, Inc.	369,512	95,049,572
Broadridge Financial Solutions, Inc.	104,938	23,419,013
Dayforce, Inc.(a)	149,647	10,349,587
Equifax, Inc.	113,878	24,709,248
Jacobs Solutions, Inc.	110,662	14,658,288
Leidos Holdings, Inc.	113,462	20,468,545
Paychex, Inc.	293,403	32,913,949
Paycom Software, Inc.	44,828	7,143,790
Verisk Analytics, Inc.	129,074	28,872,563

		257,584,555

Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	269,354	43,309,430
CoStar Group, Inc.	389,138	26,165,639

		69,475,069

Residential REITs — 0.2%
AvalonBay Communities, Inc.	129,937	23,558,877
Camden Property Trust	98,209	10,810,847
Equity Residential	317,431	20,010,850
Essex Property Trust, Inc.	59,973	15,693,735
Invitation Homes, Inc.	519,096	14,425,678

Security	Shares	Value

Residential REITs (continued)
Mid-America Apartment Communities, Inc.	107,620	$14,949,494
UDR, Inc.	278,417	10,212,336

		109,661,817

Retail REITs — 0.2%
Federal Realty Investment Trust	70,241	7,080,293
Kimco Realty Corp.	633,005	12,831,011
Realty Income Corp.	849,977	47,913,204
Regency Centers Corp.	151,604	10,465,224
Simon Property Group, Inc.	298,674	55,287,544

		133,577,276

Semiconductors & Semiconductor Equipment — 14.0%
Advanced Micro Devices, Inc.(a)	1,487,408	318,543,297
Analog Devices, Inc.	449,459	121,893,281
Applied Materials, Inc.	727,826	187,044,004
Broadcom, Inc.	4,314,437	1,493,226,646
First Solar, Inc.(a)	98,251	25,666,109
Intel Corp.(a)	4,028,287	148,643,790
KLA Corp.	120,042	145,860,633
Lam Research Corp.	1,147,532	196,434,528
Microchip Technology, Inc.	489,834	31,212,222
Micron Technology, Inc.	1,025,505	292,689,382
Monolithic Power Systems, Inc.	43,974	39,856,274
NVIDIA Corp.	22,200,916	4,140,470,834
NXP Semiconductors NV	229,563	49,828,945
ON Semiconductor Corp.(a)	368,571	19,958,120
Qnity Electronics, Inc.	193,361	15,787,926
QUALCOMM, Inc.	978,485	167,369,859
Skyworks Solutions, Inc.	136,217	8,637,520
Teradyne, Inc.	141,211	27,332,801
Texas Instruments, Inc.	830,134	144,019,948

		7,574,476,119

Software — 10.2%
Adobe, Inc.(a)	382,440	133,850,176
AppLovin Corp., Class A(a)	247,303	166,637,707
Autodesk, Inc.(a)	196,440	58,148,204
Cadence Design Systems, Inc.(a)	248,688	77,734,895
Crowdstrike Holdings, Inc., Class A(a)	228,833	107,267,757
Datadog, Inc., Class A(a)	299,858	40,777,689
Fair Isaac Corp.(a)	21,897	37,019,506
Fortinet, Inc.(a)	577,499	45,859,196
Gen Digital, Inc.	500,346	13,604,408
Intuit, Inc.	254,721	168,732,285
Microsoft Corp.	6,790,354	3,283,951,002
Oracle Corp.	1,530,534	298,316,382
Palantir Technologies, Inc., Class A(a)(b)	2,087,008	370,965,672
Palo Alto Networks, Inc.(a)	613,378	112,984,228
PTC, Inc.(a)	110,124	19,184,702
Roper Technologies, Inc.	98,783	43,971,277
Salesforce, Inc.	869,764	230,409,181
ServiceNow, Inc.(a)	957,315	146,651,085
Synopsys, Inc.(a)	170,438	80,058,137
Trimble, Inc.(a)	220,982	17,313,940
Tyler Technologies, Inc.(a)	39,833	18,082,190
Workday, Inc., Class A(a)	200,303	43,021,078

		5,514,540,697

Specialized REITs — 0.7%
American Tower Corp.	430,928	75,658,029
Crown Castle, Inc.	399,309	35,486,591
Digital Realty Trust, Inc.	297,959	46,097,237
Equinix, Inc.	89,309	68,424,983

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (continued) December 31, 2025	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
Extra Space Storage, Inc.	195,314	$25,433,789
Iron Mountain, Inc.	274,407	22,762,061
Public Storage	144,303	37,446,628
SBA Communications Corp.	94,521	18,283,197
VICI Properties, Inc.	968,814	27,243,050
Weyerhaeuser Co.	672,914	15,941,333

		372,776,898

Specialty Retail — 1.7%
AutoZone, Inc.(a)	15,062	51,082,773
Best Buy Co., Inc.	172,937	11,574,673
Carvana Co., Class A(a)	129,207	54,527,938
Home Depot, Inc.	909,403	312,925,572
Lowe’s Cos., Inc.	510,707	123,162,100
O’Reilly Automotive, Inc.(a)	771,189	70,340,149
Ross Stores, Inc.	296,208	53,358,909
TJX Cos., Inc.	1,016,801	156,190,802
Tractor Supply Co.	491,033	24,556,560
Ulta Beauty, Inc.(a)	41,191	24,920,967
Williams-Sonoma, Inc.	109,437	19,544,354

		902,184,797

Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	13,499,941	3,670,093,960
Dell Technologies, Inc., Class C	273,177	34,387,521
Hewlett Packard Enterprise Co.	1,215,797	29,203,444
HP, Inc.	868,302	19,345,769
NetApp, Inc.	179,032	19,172,537
Sandisk Corp.(a)	127,869	30,353,543
Seagate Technology Holdings PLC	194,790	53,643,218
Super Micro Computer, Inc.(a)	455,834	13,342,261
Western Digital Corp.	312,365	53,811,118

		3,923,353,371

Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	129,396	13,414,483
Lululemon Athletica, Inc.(a)	97,502	20,261,891
NIKE, Inc., Class B	1,088,438	69,344,385
Ralph Lauren Corp., Class A	33,989	12,018,850
Tapestry, Inc.	189,456	24,206,793

		139,246,402

Tobacco — 0.6%
Altria Group, Inc.	1,533,665	88,431,124
Philip Morris International, Inc.	1,422,173	228,116,549

		316,547,673

Security	Shares	Value

Trading Companies & Distributors — 0.2%
Fastenal Co.	1,057,601	$42,441,528
United Rentals, Inc.	58,681	47,491,707
WW Grainger, Inc.	40,282	40,646,552

		130,579,787

Water Utilities — 0.0%
American Water Works Co., Inc.	178,241	23,260,451

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	439,412	89,218,212

Total Common Stocks — 98.9% (Cost: $16,305,525,849)		53,391,989,474

Investment Companies

Capital Markets — 0.8%
iShares Core S&P 500 ETF(c)	584,671	400,464,555

Total Investment Companies — 0.8% (Cost: $388,731,238)		400,464,555

Total Long-Term Investments — 99.7% (Cost: $16,694,257,087)		53,792,454,029

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)(e)	123,349,275	123,410,950
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(d)	320,214,713	320,214,713

Total Short-Term Securities — 0.8% (Cost: $443,596,102)		443,625,663

Total Investments — 100.5% (Cost: $17,137,853,189)		54,236,079,692

Liabilities in Excess of Other Assets — (0.5)%		(249,796,869)

Net Assets — 100.0%		$53,986,282,823

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

6	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) December 31, 2025	S&P 500 Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$196,905,512	$—		$(73,460,340	)(a)	$(2,008)	$(32,214)	$123,410,950	123,349,275	$1,333,734	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	120,252,759	199,961,954	(a)	—		—	—	320,214,713	320,214,713	6,895,321		—

BlackRock, Inc.	138,023,886	5,410,155		(9,698,479)		720,188	6,445,948	140,901,698	131,642	2,810,863		—

iShares Core S&P 500 ETF	299,532,746	3,054,654,407		(2,975,375,127)		72,498,552	(50,846,023)	400,464,555	584,671	2,014,967		—

						$73,216,732	$(44,432,289)	$984,991,916		$13,054,885		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts

S&P 500 E-Mini Index	854	03/20/26	$294,310	$(397,470)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$397,470	$—	$—	$—	$397,470

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$32,348,823	$—	$—	$—	$32,348,823

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,283,064	$—	$—	$—	$1,283,064

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$187,852,063

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (continued) December 31, 2025	S&P 500 Index Master Portfolio

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets

Investments

Long-Term Investments

Common Stocks	$53,391,989,474	$—	$—	$53,391,989,474

Investment Companies	400,464,555	—	—	400,464,555

Short-Term Securities

Money Market Funds	443,625,663	—	—	443,625,663

	$54,236,079,692	$—	$—	$54,236,079,692

Derivative Financial Instruments(a)

Liabilities

Equity Contracts	$(397,470)	$—	$—	$(397,470)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

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Statement of Assets and Liabilities

December 31, 2025

S&P 500 Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$53,251,087,776
Investments, at value — affiliated(c)	984,991,916
Cash	1,360,589
Cash pledged for futures contracts	21,255,000
Receivables:
Securities lending income — affiliated	26,611
Dividends — unaffiliated	27,083,115
Dividends — affiliated	393,831
Prepaid expenses	67,081

Total assets	54,286,265,919

LIABILITIES
Collateral on securities loaned	123,377,658
Payables:
Investments purchased	53,465,121
Withdrawals to investors	120,368,449
Investment advisory fees	452,139
Trustees’ fees	62,733
Professional fees	47,258
Variation margin on futures contracts	2,209,738

Total liabilities	299,983,096

Commitments and contingent liabilities

NET ASSETS	$53,986,282,823

NET ASSETS CONSIST OF
Investors’ capital	$16,888,453,790
Net unrealized appreciation (depreciation)	37,097,829,033

NET ASSETS	$53,986,282,823

(a) Investments, at cost — unaffiliated	$16,255,867,575
(b) Securities loaned, at value	$118,957,146
(c) Investments, at cost — affiliated	$881,985,614

See notes to financial statements.

M A S T E R P O R T F O L I O S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	9

Statements of Operations

Year Ended December 31, 2025

S&P 500 Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$605,891,098
Dividends — affiliated	11,721,151
Interest — unaffiliated	7,398,528
Securities lending income — affiliated — net	1,333,734
Foreign taxes withheld	(3,397,673)

Total investment income	622,946,838

EXPENSES
Investment advisory	4,952,451
Trustees	287,062
Professional	60,261

Total expenses	5,299,774
Less fees waived and/or reimbursed by the Manager	(487,040)

Total expenses after fees waived and/or reimbursed	4,812,734

Net investment income	618,134,104

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	279,081,615
Investments — affiliated	73,216,732
Futures contracts	32,348,823

384,647,170

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	7,476,876,403
Investments — affiliated	(44,432,289)
Futures contracts	1,283,064

7,433,727,178

Net realized and unrealized gain	7,818,374,348

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,436,508,452

See notes to financial statements.

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Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio

	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$618,134,104	$575,273,596
Net realized gain	384,647,170	85,066,881
Net change in unrealized appreciation (depreciation)	7,433,727,178	8,536,342,561

Net increase in net assets resulting from operations	8,436,508,452	9,196,683,038

CAPITAL TRANSACTIONS
Proceeds from contributions	12,025,654,213	10,050,282,417
Value of withdrawals	(12,927,785,073)	(8,821,440,872)

Net increase (decrease) in net assets derived from capital transactions	(902,130,860)	1,228,841,545

NET ASSETS
Total increase in net assets	7,534,377,592	10,425,524,583
Beginning of year	46,451,905,231	36,026,380,648

End of year	$53,986,282,823	$46,451,905,231

See notes to financial statements.

M A S T E R P O R T F O L I O S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	11

Financial Highlights

	S&P 500 Index Master Portfolio

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return

Total return	17.83%	24.94%	26.24%	(18.13)%	28.65%

Ratios to Average Net Assets(a)

Total expenses	0.01%	0.01%	0.01%	0.01%	0.01%

Total expenses after fees waived and/or reimbursed	0.01%	0.01%	0.01%	0.01%	0.01%

Net investment income	1.25%	1.36%	1.63%	1.60%	1.39%

Supplemental Data

Net assets, end of year (000)	$53,986,283	$46,451,905	$36,026,381	$29,544,845	$34,489,286

Portfolio turnover rate	14%	9%	10%	13%	6%

(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

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Notes to Financial Statements

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act. Effective November 20, 2025, the Master Portfolio intends to be diversified in approximately the same proportion as the S&P 500 Index (the “Underlying Index”) is diversified. The Master Portfolio may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Master Portfolio may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.

Recent Accounting Standard: The Master Portfolio adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Master Portfolio’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Master Portfolio’s financial position or results of operations.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master

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Notes to Financial Statements (continued)

Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value –unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Barclays Bank PLC	$666,675	$(666,675)	$—		$—

BofA Securities, Inc.	8,106,220	(8,106,220)	—		—

Citigroup Global Markets, Inc.	6,035,230	(6,035,230)	—		—

Goldman Sachs & Co. LLC	88,875,000	(88,875,000)	—		—

Morgan Stanley	14,661,145	(14,661,145)	—		—

National Financial Services LLC	612,876	(612,876)	—		—

	$118,957,146	$(118,957,146)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), BAL has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses through June 30, 2026. If the Master Portfolio does not pay administration fees, BAL agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amount waived was $347,323.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the amounts waived were $114,736.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the Manager waived $24,981 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (continued)

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Master Portfolio paid BTC $402,378 for securities lending agent services.

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.

During the period ended March 3, 2025, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)

S&P 500 Index Master Portfolio	$539,905,471	$647,147,554	$ 17,268,243

7.	PURCHASES AND SALES

For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $6,710,076,644 and $7,053,702,303, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.

As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P 500 Index Master Portfolio	$17,006,277,646	$38,040,400,853	$(810,598,807)	$37,229,802,046

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2025, the Master Portfolio did not borrow under the credit agreement.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (continued)

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

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Notes to Financial Statements (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and Investors of S&P 500 Index Master Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of S&P 500 Index Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Master Portfolio in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2026

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	21

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.
Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by
Transamerica Capital, LLC, Member of FINRA

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202

Visit: transamerica.com

888-233-4339
5094525 12/25
©2026 Transamerica Corporation. All Rights Reserved.

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statements Regarding Basis for Approval of Investment Management and Sub-Advisory Contracts is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16:	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR is (a) accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The registrant’s code of ethics is attached hereto.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	March 4, 2026

By:	/s/ Kari Seabrands
Kari Seabrands
Treasurer
(Principal Financial Officer and
Principal Accounting Officer)
Date:	March 4, 2026

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers
19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer